CONCENTRATIONS (Details Narrative)	3 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022	Aug. 31, 2021
Two Customer [Member] | Account Receivables [Member]
Concentration Risk, Percentage	42.00%
Two Customer [Member] | Total Accounts Receivable [Member]
Concentration Risk, Percentage			42.00%	68.00%
One Customer [Member] | Revenue [Member]
Concentration Risk, Percentage	56.00%	56.00%
One Customer [Member] | Total Accounts Receivable [Member]
Concentration Risk, Percentage			42.00%	68.00%
Four Customer [Member] | Account Receivable [Member]
Concentration Risk, Percentage	61.00%
Four Customer [Member] | Revenue [Member]
Concentration Risk, Percentage	32.00%	32.00%
Total Revenue [Member] | Two Customer [Member]
Concentration Risk, Percentage			24.00%	24.00%
Total Revenue [Member] | One Customer [Member]
Concentration Risk, Percentage			97.00%	97.00%